Schedule of purchase price and allocation - SILVER STATE (Details) - USD ($)	Jan. 31, 2019	Jan. 01, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about business combination [line items]
Balance	$ 1,870,540		$ 0
Right-of-use assets	7,744,611		0	$ 0
Lease liability	(7,907,965)
Consideration payable	1,375,268
Promissory note payable	$ 1,845,830		$ 0
Silver State acquisition
Disclosure of detailed information about business combination [line items]
Cash		$ 417,453
Inventory		5,903,468
Balance		2,113,917
Other assets		16,085
Property and equipment		569,518
Right-of-use assets		3,950,682
Lease liability		(3,857,682)
Customer relationships		1,540,447
Dispensary license		11,790,274
Cultivation license		100,000
Goodwill		28,541,323
Accounts payable and accrued liabilities		(1,980,437)
Total assets and liabilities acquired		49,105,048
Cash deposits on closing date		9,009,800
Consideration payable		1,143,873
Promissory note payable		30,000,000
Value of shares issued in consideration		8,951,375
Total consideration		$ 49,105,048